Note 3 - Related Parties (Details)	6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 28, 2010 Trade Accounts Receivable [Member] Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 Trade Accounts Receivable [Member] Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member] Renewal Term [Member]	Jun. 30, 2013 F3F S.r.1 [Member] EUR (€) sqm	Jun. 30, 2012 F3F S.r.1 [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member]	Dec. 31, 2012 F3F S.r.1 [Member] Minimum [Member] EUR (€)	Dec. 31, 2012 F3F S.r.1 [Member] Maximum [Member] EUR (€)	Jun. 30, 2013 Vifarma S.p.A. [Member] EUR (€)	Jun. 28, 2010 Vifarma S.p.A. [Member] EUR (€)	Dec. 31, 2012 Vifarma S.p.A. [Member] EUR (€)	Jun. 30, 2013 Sigma-Tau [Member] Research and Development Cost Reimbursement [Member] USD ($)	Jun. 30, 2013 Sigma-Tau [Member] USD ($)
Note 3 - Related Parties (Details) [Line Items]
Equity Method Investment, Ownership Percentage				16.80%
Payout Distribution Percentage										18.26%
Liquidation Net Exposure										€ 850,000
Liquidation Collection Percentage	18.26%
Liquidation Collection	155,000
Liquidation Collection Received		85,000
Liquidation Collection Allowance									765,000	850,000
Valuation Allowances and Reserves, Period Increase (Decrease)											85,000
Area of Real Estate Property (in Square Meters)				4,800
Operating Lease Annual Fee							185,000	215,000
Operating Lease Term			6 years			6 years
Operating Leases, Rent Expense				95,000	92,000
Related Party Transaction Reimbursed Percentage													50.00%
Collaborative Arrangements Costs To Be Reimbursed (in Dollars)												$ 2,900,000	$ 1,000,000